UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

November 30, 2022
Semiannual Report
T. ROWE PRICE
Reserve Investment Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Reserve Investment Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Reserve Investment Funds

GOVERNMENT RESERVE FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Actual $1,000.00 $1,012.10 $0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.00%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period.
TREASURY RESERVE FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Actual $1,000.00 $1,012.10 $0.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.02   0.05
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.01%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (continued)

T. ROWE PRICE Government Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00
Investment activities
Net investment
income
(1)(2)
0 .01 —
(3)
—
(3)
0 .02 0 .02 0 .01
Net realized and
unrealized gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment activities 0 .01 —
(3)
—
(3)
0 .02 0 .02 0 .01
Distributions
Net investment
income ( 0 .01 ) —
(3)
—
(3)
( 0 .02 ) ( 0 .02 ) ( 0 .01 )
NET ASSET VALUE
End of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00

T. ROWE PRICE Government Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(4)
1 .21% 0 .14% 0 .08% 1 .62% 2 .26% 1 .25%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net expenses after
waivers/payments
by Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment
income 2 .49%
(5)
0 .13% 0 .08% 1 .63% 2 .22% 1 .20%
Net assets, end of
period (in millions) $19,590 $15,465 $20,217 $15,827 $12,571 $12,086
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment
income
(1)(2)
0.01 —
(3)
—
(3)
0.02 0.02 0.01
Net realized and
unrealized gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment activities 0.01 —
(3)
—
(3)
0.02 0.02 0.01
Distributions
Net investment
income (0.01) —
(3)
—
(3)
(0.02) (0.02) (0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(4)
1.21% 0.13% 0.10% 1.63% 2.26% 1.24%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.01%
(5)
0.01% 0.01% 0.01% 0.01% 0.01%
Net expenses after
waivers/payments
by Price Associates 0.01%
(5)
0.01% 0.01% 0.01% 0.01% 0.01%
Net investment
income 2.37%
(5)
0.12% 0.10% 1.69% 2.21% 1.25%
Net assets, end of
period (in millions) $2,763 $2,695 $3,546 $3,420 $3,922 $4,424
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Government Reserve Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY DEBT 7.3%
Federal Farm Credit Banks, 4.70%, 6/1/23  25,000 24,419
Federal Home Loan Banks, 2.36%, 12/15/22  155,420 155,278
Federal Home Loan Banks, 2.90%, 12/2/22  188,820 188,805
Federal Home Loan Banks, 3.40%, 12/13/22  340,800 340,414
Federal Home Loan Banks, 4.00%, 1/20/23  50,000 49,724
Federal Home Loan Banks, 4.00%, 1/25/23  175,000 173,938
Federal Home Loan Banks, 4.25%, 4/14/23  150,000 149,996
Federal Home Loan Banks, 4.49%, 4/10/23  75,000 73,806
Federal Home Loan Banks, 4.62%, 5/12/23  25,000 24,491
Federal Home Loan Banks, 4.67%, 5/16/23  115,000 112,577
Federal Home Loan Mortgage, 0.25%, 6/26/23  137,000 134,358
Total U.S. Government Agency Debt (Cost $1,427,806) 1,427,806
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 20.9%(1)
Bank of America, Tri-Party, Dated 11/30/22, 3.80%, Delivery
Value of $235,024,806 on 12/1/22, Collateralized by U.S.
Government securities, 5.50%, 10/20/52, valued at $239,700,001  235,000 235,000
BNP Paribas, Tri-Party, Dated 11/30/22, 3.82%, Delivery Value
of $145,015,386 on 12/1/22, Collateralized by U.S. Government
securities, 0.00% - 3.63%, 12/6/22 - 2/15/44, valued at
$147,900,045  145,000 145,000
BNY Mellon, Bilateral, Dated 11/30/22, 3.81%, Delivery Value
of $754,079,798 on 12/1/22, Collateralized by U.S. Government
securities, 1.13% - 7.00%, 11/30/24 - 12/1/52, valued at
$769,080,048  754,000 754,000
Citigroup Global Markets, Tri-Party, Dated 11/30/22, 3.81%,
Delivery Value of $377,039,899 on 12/1/22, Collateralized by
U.S. Government securities, 0.63% - 6.50%, 7/15/32 - 11/20/52 , valued at $384,540,010  377,000 377,000
Credit Agricole, Tri-Party, Dated 11/30/22, 3.80%, Delivery Value
of $493,402,076 on 12/1/22, Collateralized by U.S. Government
securities, 3.00% - 4.00%, 3/20/52 - 8/20/52, valued at
$503,217,001  493,350 493,350
Goldman Sachs, Tri-Party, Dated 11/30/22, 3.81%, Delivery Value
of $235,024,871 on 12/1/22, Collateralized by U.S. Government
securities, 2.50% - 5.50%, 12/20/40 - 7/15/57, valued at
$239,700,000  235,000 235,000
HSBC Securities, Tri-Party, Dated 11/30/22, 3.81%, Delivery
Value of $128,013,547 on 12/1/22, Collateralized by U.S.
Government securities, 1.50% - 5.05%, 12/1/25 - 7/1/52, valued at $130,560,000  128,000 128,000

T. ROWE PRICE Government Reserve Fund

Par $ Value
(Amounts in 000s)
JPMorgan Chase, Tri-Party, Dated 11/30/22, 3.81%, Delivery
Value of $1,108,117,263 on 12/1/22, Collateralized by U.S.
Government securities, 1.50% - 7.50%, 9/1/25 - 12/1/52, valued at $1,130,160,001  1,108,000 1,108,000
RBC Dominion Securities, Tri-Party, Dated 11/30/22, 3.80%,
Delivery Value of $533,056,261 on 12/1/22, Collateralized by
U.S. Government securities, 0.63% - 5.50%, 2/28/23 - 10/20/52, valued at $543,660,000  533,000 533,000
Royal Bank of Canada, Tri-Party, Dated 11/30/22, 3.80%,
Delivery Value of $86,009,078 on 12/1/22, Collateralized by U.S.
Government securities, 0.00% - 5.94%, 2/14/23 - 8/1/52, valued at $87,720,004  86,000 86,000
Total U.S. Government Agency Repurchase Agreement (Cost $4,094,350) 4,094,350
U.S. TREASURY DEBT 19.6%
U.S. Treasury Bills, 2.532%, 12/29/22  37,850 37,776
U.S. Treasury Bills, 2.867%, 12/13/22  70,700 70,633
U.S. Treasury Bills, 2.892%, 2/2/23  157,000 156,217
U.S. Treasury Bills, 2.953%, 1/19/23  67,800 67,531
U.S. Treasury Bills, 2.964%, 1/26/23  137,530 136,905
U.S. Treasury Bills, 3.059%, 7/13/23  252,300 247,642
U.S. Treasury Bills, 3.115%, 6/15/23  76,890 75,626
U.S. Treasury Bills, 3.132%, 1/3/23  160,000 159,545
U.S. Treasury Bills, 3.307%, 8/10/23  50,000 48,880
U.S. Treasury Bills, 3.527%, 3/16/23  189,000 187,090
U.S. Treasury Bills, 3.704%, 12/20/22  250,000 249,514
U.S. Treasury Bills, 3.941%, 2/14/23  300,000 297,569
U.S. Treasury Bills, 4.201%, 2/21/23  475,600 471,111
U.S. Treasury Bills, 4.435%, 5/11/23  118,300 116,004
U.S. Treasury Bills, 4.517%, 4/4/23  159,780 157,429
U.S. Treasury Bills, 4.542%, 5/18/23  201,800 197,619
U.S. Treasury Bills, 4.581%, 10/5/23  116,000 111,646
U.S. Treasury Bills, 4.735%, 11/2/23  59,900 57,372
U.S. Treasury Notes, FRN, 3M UST + 0.029%, 4.361%, 7/31/23  312,600 312,603
U.S. Treasury Notes, FRN, 3M UST + 0.034%, 4.366%, 4/30/23  498,800 498,808
U.S. Treasury Notes, FRN, 3M UST + 0.035%, 4.367%, 10/31/23  77,740 77,740
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 4.472%, 10/31/21  111,750 111,582
Total U.S. Treasury Debt (Cost $3,846,842) 3,846,842
U.S. TREASURY REPURCHASE AGREEMENT 53.3%(1)
BNY Mellon, Bilateral, Dated 11/30/22, 3.80%, Delivery Value of
$1,579,166,672 on 12/1/22, Collateralized by U.S. Government
securities, 0.00% - 4.38%, 1/10/23 - 11/15/52, valued at
$1,610,580,038  1,579,000 1,579,000

T. ROWE PRICE Government Reserve Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Credit Agricole, Tri-Party, Dated 11/30/22, 3.79%, Delivery Value
of $359,987,895 on 12/1/22, Collateralized by U.S. Government
securities, 0.38% - 0.63%, 1/15/27 - 7/15/32, valued at
$367,149,028  359,950 359,950
Federal Reserve Bank of New York, Tri-Party, Dated 11/30/22,
3.80%, Delivery Value of $6,760,713,556 on 12/1/22,
Collateralized by U.S. Government securities, 0.13% - 2.50%,
2/28/23 - 2/15/32, valued at $6,760,713,620  6,760,000 6,760,000
State Street Bank, Bilateral, Dated 11/30/22, 3.80%, Delivery
Value of $1,738,183,456 on 12/1/22, Collateralized by U.S.
Government securities, 1.00% - 2.875%, 7/31/28 - 4/30/29,
valued at $1,772,760,072  1,738,000 1,738,000
Total U.S. Treasury Repurchase Agreement (Cost $10,436,950) 10,436,950
Total Investments in Securities
101.1% of Net Assets (Cost $19,805,948) $ 19,805,948
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at $14,687,440 at November 30, 2022.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note

T. ROWE PRICE Treasury Reserve Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. TREASURY DEBT 27.8%
U.S. Treasury Bills, 2.352%, 12/8/22  34,000 33,985
U.S. Treasury Bills, 2.532%, 12/29/22  8,700 8,683
U.S. Treasury Bills, 2.867%, 12/13/22  12,800 12,788
U.S. Treasury Bills, 2.881%, 12/6/22  40,400 40,384
U.S. Treasury Bills, 2.892%, 2/2/23  33,000 32,835
U.S. Treasury Bills, 2.953%, 1/19/23  16,000 15,937
U.S. Treasury Bills, 2.964%, 1/26/23  34,700 34,542
U.S. Treasury Bills, 3.059%, 7/13/23  53,300 52,316
U.S. Treasury Bills, 3.115%, 6/15/23  17,930 17,635
U.S. Treasury Bills, 3.132%, 1/3/23  40,000 39,886
U.S. Treasury Bills, 3.527%, 3/16/23  27,000 26,727
U.S. Treasury Bills, 3.711%, 12/20/22  101,180 100,983
U.S. Treasury Bills, 3.941%, 2/14/23  46,490 46,113
U.S. Treasury Bills, 4.201%, 2/21/23  75,110 74,401
U.S. Treasury Bills, 4.435%, 5/11/23  19,000 18,631
U.S. Treasury Bills, 4.517%, 4/4/23  22,400 22,070
U.S. Treasury Bills, 4.542%, 5/18/23  30,500 29,868
U.S. Treasury Bills, 4.581%, 10/5/23  20,000 19,249
U.S. Treasury Bills, 4.735%, 11/2/23  9,300 8,908
U.S. Treasury Notes, FRN, 3M UST + 0.029%, 4.361%, 7/31/23  49,800 49,801
U.S. Treasury Notes, FRN, 3M UST + 0.034%, 4.366%, 4/30/23  53,300 53,301
U.S. Treasury Notes, FRN, 3M UST + 0.035%, 4.367%, 10/31/23  12,120 12,120
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 4.472%, 10/31/24  16,800 16,775
Total U.S. Treasury Debt (Cost $767,938) 767,938
U.S. TREASURY REPURCHASE AGREEMENT 73.0%(1)
BNY Mellon, Bilateral, Dated 11/30/22, 3.80%, Delivery Value
of $183,019,317 on 12/1/22, Collateralized by U.S. Government
securities, 1.88%, 2/28/27, valued at $186,660,002  183,000 183,000
Credit Agricole, Tri-Party, Dated 11/30/22, 3.79%, Delivery Value
of $56,935,993 on 12/1/22, Collateralized by U.S. Government
securities, 2.38%, 2/15/42, valued at $58,068,615  56,930 56,930
Federal Reserve Bank of New York, Tri-Party, Dated 11/30/22,
3.80%, Delivery Value of $1,575,166,250 on 12/1/22,
Collateralized by U.S. Government securities, 0.13% - 2.38%,
5/31/23 - 5/15/31, valued at $1,575,166,288  1,575,000 1,575,000

T. ROWE PRICE Treasury Reserve Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
State Street, Bilateral, Dated 11/30/22, 3.80%, Delivery Value of
$201,021,217 on 12/1/22, Collateralized by U.S. Government
securities, 1.75% - 4.00%, 10/31/29 - 11/15/29, valued at
$205,020,062  201,000 201,000
Total U.S. Treasury Repurchase Agreement (Cost $2,015,930) 2,015,930
Total Investments in Securities
100.8% of Net Assets (Cost $2,783,868) $ 2,783,868
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at $2,024,915 at
November 30, 2022.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note

T. ROWE PRICE Government Reserve Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $19,805,948) $ 19,805,948
Receivable for shares sold 13,485
Interest receivable 6,171
Cash 1
Other assets 14
Total assets 19,825,619
Liabilities
Payable for investment securities purchased 157,429
Payable for shares redeemed 70,380
Payable to directors 8
Due to affiliates 5
Other liabilities 8,134
Total liabilities 235,956
NET ASSETS $ 19,589,663
Net Assets Consist of:
Total distributable earnings (loss) $ 391
Paid-in capital applicable to 19,585,170,399 shares of $0.0001 par value capital stock outstanding; 100,000,000,000 shares of the Corporation authorized 19,589,272
NET ASSETS $ 19,589,663
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Treasury Reserve Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,783,868) $ 2,783,868
Interest receivable 694
Receivable for shares sold 585
Cash 2
Other assets 7
Total assets 2,785,156
Liabilities
Payable for investment securities purchased 22,070
Due to affiliates 5
Payable to directors 1
Other liabilities 75
Total liabilities 22,151
NET ASSETS $ 2,763,005
Net Assets Consist of:
Total distributable earnings (loss) $ (29)
Paid-in capital applicable to 2,762,585,690 shares of $0.0001 par value capital stock outstanding; 100,000,000,000 shares of the Corporation authorized 2,763,034
NET ASSETS $ 2,763,005
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Government Reserve Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Investment Income (Loss)
Interest income $ 221,421
Expenses
Shareholder servicing 1
Prospectus and shareholder reports 5
Custody and accounting 267
Directors 22
Legal and audit 13
Miscellaneous 23
Total expenses 331
Net investment income 221,090
Realized Gain / Loss –
Net realized gain on securities 61
INCREASE IN NET ASSETS FROM OPERATIONS
$ 221,151

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Investment Income (Loss)
Interest income $ 36,624
Expenses
Prospectus and shareholder reports 4
Custody and accounting 112
Legal and audit 13
Directors 4
Miscellaneous 7
Total expenses 140
Net investment income 36,484
Realized Gain / Loss –
Net realized gain on securities 8
INCREASE IN NET ASSETS FROM OPERATIONS
$ 36,492

T. ROWE PRICE Government Reserve Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 221,090 $ 27,764
Net realized gain 61 463
Increase in net assets from operations 221,151 28,227
Distributions to shareholders
Net earnings (221,090) (27,764)
Capital share transactions
*
Shares sold 90,705,845 153,199,686
Distributions reinvested 188,955 24,540
Shares redeemed (86,770,416) (157,976,061)
Increase (decrease) in net assets from capital share
transactions 4,124,384 (4,751,835)
Net Assets
Increase (decrease) during period 4,124,445 (4,751,372)
Beginning of period 15,465,218 20,216,590
End of period $ 19,589,663 $ 15,465,218
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 36,484 $ 4,235
Net realized gain 8 3
Increase in net assets from operations 36,492 4,238
Distributions to shareholders
Net earnings (36,484) (4,321)
Capital share transactions
*
Shares sold 16,379,245 38,691,648
Distributions reinvested 36,484 4,321
Shares redeemed (16,348,131) (39,546,056)
Increase (decrease) in net assets from capital share
transactions 67,598 (850,087)
Net Assets
Increase (decrease) during period 67,606 (850,170)
Beginning of period 2,695,399 3,545,569
End of period $ 2,763,005 $ 2,695,399
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Reserve Investment Funds
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve
Fund (Government Reserve Fund) and T. Rowe Price Treasury Reserve Fund (Treasury
Reserve Fund) are each a diversified, open-end management investment company
(collectively, the funds) established by the corporation. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates),
and its affiliates and are not available for direct purchase by members of the public. Each fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.
Capital Transactions  Each investor’s interest in the net assets of each fund is represented by fund shares. Each fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the
NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the

T. ROWE PRICE Reserve Investment Funds

NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the funds'
financial  statements.
Indemnification  In the normal course of business, each fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. Each fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Each fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The funds’ Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the funds’ valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Reserve Investment Funds

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
November 30, 2022, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.
Repurchase Agreements  Each fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to
“repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe
Price Associates, Inc.’s approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value

T. ROWE PRICE Reserve Investment Funds

exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
LIBOR Transition  Each fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on a fund, or on certain instruments in which a fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on a fund's performance.
NOTE 4 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments for federal income tax purposes was $19,805,948,000 for the Government Reserve Fund and $2,783,868,000 for the
Treasury Reserve Fund.

T. ROWE PRICE Reserve Investment Funds

NOTE 5 - RELATED PARTY TRANSACTIONS
The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe
Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price
Associates and its subsidiaries and of other T. Rowe Price-sponsored funds invested in the funds.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the six months ended
November 30, 2022, expenses incurred by the Government Reserve Fund pursuant to these service agreements were $50,000 for Price Associates; less than $1,000 for T. Rowe
Price Services, Inc. For the six months ended November 30, 2022, expenses incurred by the Treasury Reserve Fund pursuant to these service agreements were $50,000 for
Price Associates; less than $1,000 for T. Rowe Price Services, Inc. The amounts payable at period-end pursuant to these agreements are included in Due to affiliates in the accompanying Statement of Assets and Liabilities.
The funds may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by each fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the Government Reserve Fund and Treasury Reserve Fund had no
purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE Reserve Investment Funds

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or each fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Government Reserve Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .

T. ROWE PRICE Treasury Reserve Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
C25-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023